Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,261		3,274		3,261		3,333		3,297		3,145
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	13,246	[1]	9,794	[1]	13,013	[1]	8,099	[1]	9,558	[2]	3,492	[2]
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			12		1		13		10		23

[1]	As of June 30, 2023 and 2022, AgeX had issued Juvenescence warrants to purchase 12,503,522 and 10,323,105 shares, respectively, of AgeX common stock as consideration for certain loan agreements discussed in Note 5, Related Party Transactions.
[2]	As of December 31, 2022 and 2021, AgeX issued Juvenescence warrants to purchase 12,129,260 and 3,512,098 shares, respectively, of AgeX common stock as consideration for the loan agreements discussed in Note 5, Related Party Transactions.